Income tax / (expense) - Disclosure of Deferred Assets and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	€ 10,264	€ 9,123
Deferred Tax liabilities	10,264	9,123
Deferred tax assets / Tax losses carryforwards
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	9,570	8,466
Deferred tax asset	127,086	115,141
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carryforwards - France
Disclosure Of Income Tax [Line Items]
Deferred tax asset	124,620	112,427
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carry forwards - US
Disclosure Of Income Tax [Line Items]
Deferred tax asset	2,466	2,714
Deferred tax assets / Provision for defined benefit obligation
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	667	617
Deferred tax liabilities / Deferred revenue
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	9,653	8,413
Deferred tax liabilities / Lease contract (IFRS 16 application)
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	472	521
Deferred tax assets / Tax amortization
Disclosure Of Income Tax [Line Items]
Deferred Tax liabilities	133	188
Other temporary differences
Disclosure Of Income Tax [Line Items]
Deferred Tax assets	27	39
Deferred Tax liabilities	€ 6	€ 0